CONCENTRATIONS OF CREDIT RISK (Details) (Total investments, Geographic, USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
U.S.
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 216.3	$ 168.4
JAPAN
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	32.0	29.0
MEXICO
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	29.7	37.0
State and Municipalities
Concentration Risk [Line Items]
Credit exposure from investment securities, loans and trading assets	$ 31.0	$ 33.1